Adoption of new accounting standards - Disclosure of impact on transition on new accounting standards (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of initial application of standards or interpretations [line items]
Lease assets presented in property, plant and equipment	$ 34,507	$ 20,724	$ 11,345
Lease liabilities – current	9,913	5,636	2,978
Lease liabilities – non-current	15,143	12,706	6,538
Accounts receivable and other	$ 75,290	80,434	80,987
Increase (decrease) due to application of IFRS 16
Disclosure of initial application of standards or interpretations [line items]
Lease assets presented in property, plant and equipment		9,379
Lease liabilities – current		2,658
Lease liabilities – non-current		6,168
Accounts receivable and other		$ (553)
Previously stated
Disclosure of initial application of standards or interpretations [line items]
Lease assets presented in property, plant and equipment			11,345
Lease liabilities – current			2,978
Lease liabilities – non-current			6,538
Accounts receivable and other			$ 80,987